Property and Equipment, Net - Schedule of Property and Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property and equipment gross	$ 784	$ 781
Less: Accumulated depreciation and amortization	(628)	(467)
Property and equipment, net	156	314
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross	630	627
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross	128	128
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross	$ 26	$ 26